Goodwill and Other Intangible Assets (Components of Intangible Assets) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Intangible Assets Excluding Goodwill [Line Items]
Finite-lived intangible assets, original cost	$ 3,895.8		$ 3,850.1
Finite-lived intangible assets, accumulated amortization	2,297.6		2,171.3
Finite-lived intangible assets, net book value	1,598.2		1,678.8
In-process research and development	748.9		839.1
Intangible assets, gross, excluding goodwill	4,644.7		4,689.2
Intangible assets, net book value, exclduing goodwill	2,347.1		2,517.9
Patents and technologies
Intangible Assets Excluding Goodwill [Line Items]
Finite-lived intangible asset, estimated useful life, in years	20 years		20 years
Finite-lived intangible assets, original cost	116.6		116.6
Finite-lived intangible assets, accumulated amortization	99.2		93.8
Finite-lived intangible assets, net book value	17.4		22.8
Product rights and licenses
Intangible Assets Excluding Goodwill [Line Items]
Finite-lived intangible asset, estimated useful life, in years	10 years		10 years
Finite-lived intangible assets, original cost	3,617.0		3,559.5
Finite-lived intangible assets, accumulated amortization	2,127.8		2,018.1
Finite-lived intangible assets, net book value	1,489.2		1,541.4
Other
Intangible Assets Excluding Goodwill [Line Items]
Finite-lived intangible asset, estimated useful life, in years	8 years		8 years
Finite-lived intangible assets, original cost	162.2	[1]	174.0	[1]
Finite-lived intangible assets, accumulated amortization	70.6	[1]	59.4	[1]
Finite-lived intangible assets, net book value	$ 91.6	[1]	$ 114.6	[1]

[1]	Other intangibles consist principally of customer lists and contracts.